SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Non-vested Stock and Related Transactions (Details) - Non-vested Restricted Stock and PSU's [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	207,117
Granted (in shares) | shares	114,565
Vested (in shares) | shares	(73,081)
Forfeited (in shares) | shares	(14,375)
Outstanding, ending balance (in shares) | shares	234,226
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 22.70
Granted (in dollars per share) | $ / shares	20.45
Vested (in dollars per share) | $ / shares	22.82
Forfeited (in dollars per share) | $ / shares	21.89
Outstanding, ending balance (in dollars per share) | $ / shares	$ 21.64